Note 18 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$66,150,646	$60,129,827
R&D credit carryforwards	9,729,673	9,465,900
Stock compensation	1,368,458	1,898,394
Intangibles	1,720,761	1,921,934
Temporary differences	132,476	801,002
Deferred tax assets before valuation allowance	79,102,014	74,217,057
Valuation allowance	(79,102,014)	(74,217,057)
Net deferred tax assets	$—	$—

Summary of Tax Credit Carryforwards [Table Text Block]
		As of December 31, 2016
Generated	Expiration	U.S. Net Operating Loss Carryforwards	U.S. R&D Credit Carryforwards
1998	2018	$17,142,781	$1,173,387
1999	2019	—	130,359
2000	2020	—	71,713
2001	2021	—	39,128
2002	2022	1,282,447	5,350
2003	2023	337,714	2,905
2004	2024	1,237,146	22,861
2005	2025	2,999,083	218,332
2006	2026	3,049,735	365,541
2007	2027	2,842,078	342,898
2008	2028	2,777,503	531,539
2009	2029	13,727,950	596,843
2010	2030	5,397,680	1,094,449
2011	2031	1,875,665	1,950,744
2012	2032	28,406,659	468,008
2013	2033	37,450,522	681,772
2014	2034	34,088,874	816,116
2015	2035	25,073,846	492,732
2016	2036	15,581,209	358,404
Total carryforwards		$193,270,891	$9,363,081

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
	2016		2015		2014
	Amount	%	Amount	%	Amount	%
Benefit at statutory rate	$(2,508,264)	(34.0)%	$(7,835,163)	(34.0)%	$(10,322,016)	(34.0)%
Adjustments to valuation allowance	2,354,656	31.9%	8,212,163	35.7%	11,046,650	36.4%
Adjustments to R&D credit carryforwards	(239,049)	(3.2)%	(612,087)	(2.7)%	(340,886)	(1.1)%
Disqualified debt interest	188,060	2.5%	438,007	1.9%	—	0.0%
Permanent items and other	204,597	2.8%	(202,920)	(0.9)%	(383,748)	(1.3)%
Benefit per financial statements	$—		$—		$—